Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2018 CAD ($) share year	Dec. 31, 2017 share	Dec. 31, 2016 share
Statements [Line Items]
Options outstanding	7,627,500	4,825,000	3,900,005
Remaining life (years) | year	3.53
Options exerciseable	5,318,750
Expire December 9, 2020 [Member]
Statements [Line Items]
Exercise price | $	$ 0.16
Options outstanding	1,565,000
Remaining life (years) | year	1.94
Options exerciseable	1,565,000
Expire October 17, 2021 [Member]
Statements [Line Items]
Exercise price | $	$ 2.56
Options outstanding	100,000
Remaining life (years) | year	2.8
Options exerciseable	100,000
Expire December 9, 2021 [Member]
Statements [Line Items]
Exercise price | $	$ 2.30
Options outstanding	1,525,000
Remaining life (years) | year	2.94
Options exerciseable	1,525,000
Expire January 3, 2022 [Member]
Statements [Line Items]
Exercise price | $	$ 2.55
Options outstanding	100,000
Remaining life (years) | year	3.01
Options exerciseable	100,000
Expire August 4, 2022 [Member]
Statements [Line Items]
Exercise price | $	$ 1.88
Options outstanding	850,000
Remaining life (years) | year	3.59
Options exerciseable	850,000
Expire January 2, 2023 [Member]
Statements [Line Items]
Exercise price | $	$ 1.84
Options outstanding	500,000
Remaining life (years) | year	4.01
Options exerciseable	375,000
Expire January 4, 2023 [Member]
Statements [Line Items]
Exercise price | $	$ 1.94
Options outstanding	955,000
Remaining life (years) | year	4.01
Options exerciseable	716,250
Expire March 1, 2023 [Member]
Statements [Line Items]
Exercise price | $	$ 2.37
Options outstanding	50,000
Remaining life (years) | year	4.17
Options exerciseable	37,500
Expire May 31, 2023 [Member]
Statements [Line Items]
Exercise price | $	$ 2.69
Options outstanding	100,000
Remaining life (years) | year	4.42
Options exerciseable	50,000
Expire November 11, 2023 [Member]
Statements [Line Items]
Exercise price | $	$ 3.41
Options outstanding	100,000
Remaining life (years) | year	4.87
Options exerciseable	0
Expire November 13, 2023 [Member]
Statements [Line Items]
Exercise price | $	$ 3.30
Options outstanding	200,000
Remaining life (years) | year	4.87
Options exerciseable	0
Expire December 14, 2023 [Member]
Statements [Line Items]
Exercise price | $	$ 3.24
Options outstanding	1,582,500
Remaining life (years) | year	4.96
Options exerciseable	0